Revenues (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Sales of goods			$ 3,403,191
Provision of services			1,449,525
Net revenues	$ 2,772,981		$ 4,852,716		$ 6,793,538	$ 14,235